Share-Based Compensation - Schedule of Share-Based Compensation Expenses (Detail) In Thousands, unless otherwise specified	9 Months Ended			12 Months Ended				9 Months Ended			12 Months Ended				9 Months Ended			12 Months Ended				9 Months Ended			12 Months Ended				9 Months Ended			12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Sep. 30, 2014 Cost of Revenues [Member] USD ($)	Sep. 30, 2014 Cost of Revenues [Member] CNY	Sep. 30, 2013 Cost of Revenues [Member] CNY	Dec. 31, 2013 Cost of Revenues [Member] USD ($)	Dec. 31, 2013 Cost of Revenues [Member] CNY	Dec. 31, 2012 Cost of Revenues [Member] CNY	Dec. 31, 2011 Cost of Revenues [Member] CNY	Sep. 30, 2014 Sales and Marketing Expenses [Member] USD ($)	Sep. 30, 2014 Sales and Marketing Expenses [Member] CNY	Sep. 30, 2013 Sales and Marketing Expenses [Member] CNY	Dec. 31, 2013 Sales and Marketing Expenses [Member] USD ($)	Dec. 31, 2013 Sales and Marketing Expenses [Member] CNY	Dec. 31, 2012 Sales and Marketing Expenses [Member] CNY	Dec. 31, 2011 Sales and Marketing Expenses [Member] CNY	Sep. 30, 2014 General and Administration Expenses [Member] USD ($)	Sep. 30, 2014 General and Administration Expenses [Member] CNY	Sep. 30, 2013 General and Administration Expenses [Member] CNY	Dec. 31, 2013 General and Administration Expenses [Member] USD ($)	Dec. 31, 2013 General and Administration Expenses [Member] CNY	Dec. 31, 2012 General and Administration Expenses [Member] CNY	Dec. 31, 2011 General and Administration Expenses [Member] CNY	Sep. 30, 2014 Product Development Expenses [Member] USD ($)	Sep. 30, 2014 Product Development Expenses [Member] CNY	Sep. 30, 2013 Product Development Expenses [Member] CNY	Dec. 31, 2013 Product Development Expenses [Member] USD ($)	Dec. 31, 2013 Product Development Expenses [Member] CNY	Dec. 31, 2012 Product Development Expenses [Member] CNY	Dec. 31, 2011 Product Development Expenses [Member] CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 6,167	37,856	17,084	$ 4,230	25,608	29,142	12,975	$ 937	5,752	4,887	$ 1,079	6,534	6,553	3,247	$ 1,338	8,212	3,236	$ 723	4,375	4,177	1,138	$ 2,515	15,437	6,795	$ 1,939	11,738	15,734	8,049	$ 1,377	8,455	2,166	$ 489	2,961	2,678	541